Accounts and Notes Receivable - Allowance for Credit Losses Activity (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	$ 706	$ 749	$ 726	$ 782	$ 782
Provision	22	5	45	44	63
charge-offs, net of recoveries	(26)	(27)	(59)	(87)	(119)
Foreign Currency Translation and Other	25	(43)	15	(55)
Ending Balance	727	684	727	684	726
Ending Balance: Individually Evaluated for Impairment	405	352	405	352	393
Ending Balance: Collectively Evaluated for Impairment	322	332	322	332	333
Financing receivables, net	23,238	21,051	23,238	21,051	21,976
Ending Balance: Individually Evaluated for Impairment	1,373	1,313	1,373	1,313	1,311
Ending Balance: Collectively Evaluated for Impairment	21,865	19,738	21,865	19,738	20,665
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	546	625	613	661	661
Provision	15	9	35	40	62
charge-offs, net of recoveries	(23)	(27)	(46)	(84)	(111)
Foreign Currency Translation and Other	21	(38)	(43)	(48)	1
Ending Balance	559	569	559	569	613
Ending Balance: Individually Evaluated for Impairment	275	267	275	267	292
Ending Balance: Collectively Evaluated for Impairment	284	302	284	302	321
Financing receivables, net	12,606	11,602	12,606	11,602	12,730
Ending Balance: Individually Evaluated for Impairment	529	550	529	550	569
Ending Balance: Collectively Evaluated for Impairment	12,077	11,052	12,077	11,052	12,161
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	153	124	112	120	120
Provision	5	(4)	7	3	1
charge-offs, net of recoveries	(1)		(10)	(2)	(8)
Foreign Currency Translation and Other	3	(6)	51	(7)	(1)
Ending Balance	160	114	160	114	112
Ending Balance: Individually Evaluated for Impairment	130	85	130	85	101
Ending Balance: Collectively Evaluated for Impairment	30	29	30	29	11
Financing receivables, net	10,530	9,333	10,530	9,333	9,111
Ending Balance: Individually Evaluated for Impairment	844	763	844	763	742
Ending Balance: Collectively Evaluated for Impairment	9,686	8,570	9,686	8,570	8,369
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	7		1	1	1
Provision	2		3	1
charge-offs, net of recoveries	(2)		(3)	(1)
Foreign Currency Translation and Other	1	1	7
Ending Balance	8	1	8	1	1
Ending Balance: Individually Evaluated for Impairment
Ending Balance: Collectively Evaluated for Impairment	8	1	8	1	1
Financing receivables, net	102	116	102	116	135
Ending Balance: Individually Evaluated for Impairment
Ending Balance: Collectively Evaluated for Impairment	$ 102	$ 116	$ 102	$ 116	$ 135